Stockholders' Equity/ (Deficit) (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($)									1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 23, 2020	Apr. 02, 2020	Apr. 02, 2020	Mar. 30, 2020	Mar. 20, 2020	Mar. 19, 2020	Feb. 20, 2020	Jan. 02, 2020	Jun. 08, 2020	Mar. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2020
Number of shares issued during period, new issues												$ 2,297,000	$ 422,000	$ 1,778,000
Term of granted options															8 years 1 month 6 days
Weighted average excerise price per share															$ 8.92
Expected dividend yield															0.00%
Unrecognized stock-based compensation expense
Fair value of warrants									$ 26,800,000		(18,000)		(1,124,000)		$ (3,000)	$ (3,601,000)
Number of warrants issued	55,172	142,118	142,118
Conversion value of stock into notes payable	$ 400,000		$ 1,100,000,000
Warrants exercise price per share	$ 9.00	$ 7.74	$ 7.74
Warrant term	3 years	5 years	5 years
2014 Equity Incentive Stock Plan [Member]
Options granted															16,667
Term of granted options															10 years
Number of stock options issued and outstanding															8,051,098
2020 Equity Incentive Stock Plan [Member]
Options granted		12,116,646
Consulting Services [Member]
Shares issued during period for services, shares															275,000
Shares issued during period for services, value															$ 2,300,000
Consulting Services One [Member]
Shares issued during period for services, shares												2,500			343,789
Shares issued during period for services, value												$ 26,000			$ 3,100,000
Issuance of Common Stock in Connection with Convertible Notes [Member]
Number of shares issued during period, new issues											$ 200,000				$ 300,000
Number of common stock issued, shares											25,000				62,500
Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares								200,000
Shares issued during period for services, value								$ 1,800,000
Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares															62,500
Shares issued during period for services, value															$ 600,000
Mayweather Agreement [Member]
Options granted															280,000
Term of granted options															5 years
Stock option, exercise price															$ 7.20
Fair value of stock options granted															$ 1,031,000
Stock option expiration date															Dec. 21, 2024
Note Purchase Agreement [Member]
Number of shares issued during period, new issues						$ 7,500,000
Number of common stock issued, shares						900,000
Shares issued price per share												$ 8.35							$ 10.00
Conversion value of stock into notes payable											$ 1,700,000				$ 1,500,000
Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares												795,593	386,792	378,098
Shares issued during period for services, shares												200,000
Shares issued during period for services, value												$ 1,600,000
Options granted											343,789	1,040,000
Options [Member]
Options granted															280,000
Term of granted options															10 years
Expected dividend yield															0.00%
Unrecognized stock-based compensation expense											$ 38,000,000				$ 38,000,000		$ 0
FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares						3,269,231
Fair value of warrants						$ 15,600,000
Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Number of shares issued during period, new issues							$ 2,700,000
Number of common stock issued, shares							300,000
Shares issued price per share							$ 9.00
Private Placement [Member] | Investors [Member]
Number of shares issued during period, new issues												$ 2,300,000			$ 500,000
Number of common stock issued, shares												795,593			170,391
Series A Preferred Stock [Member]
Preferred stock, shares authorized					5,000,000						5,000,000				5,000,000		5,000,000
Preferred stock, par value					$ 0.0001						$ 0.0001				$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares authorized					1,000,000
Preferred stock, par value					$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized					41,000,000
Preferred stock, par value					$ 0.0001
Series X Preferred Stock [Member]
Preferred stock, shares authorized					1,000,000
Preferred stock, par value					$ 0.0001
Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized					35,800,000
Preferred stock, par value											$ 0.0001				$ 0.0001
Preferred stock voting rights					Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.										Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with a bona fide transfer to a third party pursuant to Security and Exchange Commission (the "Commission") Rule 144.
FaceBank Group, Inc Pre-Merger [Member]
Term of granted options												8 years 1 month 6 days
Weighted average excerise price per share												$ 7.20
Unrecognized stock-based compensation expense
Fair value of warrants												$ 15,000		$ (2,477,000)			$ (4,504,000)	$ 91,000
Number of warrants issued				142,118													48,904,037	48,904,037
Conversion value of stock into notes payable				$ 1,100,000,000													$ 50,000	$ 18,000
Warrants exercise price per share				$ 7.74								$ 5.00					$ 0.75	$ 0.75
Warrant term				5 years
FaceBank Group, Inc Pre-Merger [Member] | 2014 Equity Incentive Stock Plan [Member]
Options granted												166,667
Term of granted options												10 years
Number of stock options issued and outstanding												8,051,098
Weighted average excerise price per share												$ 1.32
FaceBank Group, Inc Pre-Merger [Member] | 2020 Equity Incentive Stock Plan [Member]
Options granted		12,116,646
FaceBank Group, Inc Pre-Merger [Member] | Consulting Services [Member]
Shares issued during period for services, shares												275,000
Shares issued during period for services, value												$ 2,300,000
FaceBank Group, Inc Pre-Merger [Member] | Consulting Services One [Member]
Shares issued during period for services, shares												2,500
Shares issued during period for services, value												$ 26,000
FaceBank Group, Inc Pre-Merger [Member] | Issuance of Common Stock in Connection with Convertible Notes [Member]
Number of shares issued during period, new issues												$ 100,000
Number of common stock issued, shares												7,500
FaceBank Group, Inc Pre-Merger [Member] | Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares								200,000
Shares issued during period for services, value								$ 1,800,000
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares												62,500
Shares issued during period for services, value												$ 600,000
FaceBank Group, Inc Pre-Merger [Member] | Mayweather Agreement [Member]
Options granted												280,000
Term of granted options												5 years
Stock option, exercise price												$ 7.20
Fair value of stock options granted												$ 1,031,000
Stock option expiration date												Dec. 21, 2024
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member]
Number of shares issued during period, new issues						$ 7,500,000
Number of common stock issued, shares						900,000
Shares issued price per share						$ 8.35						$ 8.35
Conversion value of stock into notes payable												$ 200,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares												795,593		378,098			1,028,497	623,578
Shares issued during period for services, shares												200,000					35,009	407,943
Shares issued during period for services, value												$ 1,600,000
Options granted												1,040,000
FaceBank Group, Inc Pre-Merger [Member] | Options [Member]
Options granted												280,000
Term of granted options												10 years
Expected dividend yield												0.00%
FaceBank Group, Inc Pre-Merger [Member] | FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares						3,269,231
Fair value of warrants						$ 15,600,000
FaceBank Group, Inc Pre-Merger [Member] | Pulse Evolution Corporation [Member] | Common Stock [Member]
Number of shares issued during period, new issues												$ 1,552,070,000					$ 2,503,333,000
Common stock issued in exchange for subsidiary shares												3,727,080					40,991,276
Reduction of noncontrolling interest												$ 1,100,000					$ 4,000,000
FaceBank Group, Inc Pre-Merger [Member] | Investors [Member]
Warrant to purchase common stock shares										200,000				200,000
Warrants exercise price per share										$ 11.31				$ 11.31
FaceBank Group, Inc Pre-Merger [Member] | Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Number of shares issued during period, new issues							$ 2,700,000
Number of common stock issued, shares							300,000
Shares issued price per share							$ 9.00
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member]
Number of common stock issued, shares										93,910
Shares issued price per share										$ 11.28				$ 11.28
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member] | Investors [Member]
Number of shares issued during period, new issues												$ 2,300,000
Number of common stock issued, shares												795,593
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized					5,000,000												5,000,000	5,000,000
Preferred stock, par value					$ 0.0001												$ 0.0001	$ 0.0001
Preferred stock voting rights																	Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
FaceBank Group, Inc Pre-Merger [Member] | Series B Preferred Stock [Member]
Preferred stock, shares authorized					1,000,000
Preferred stock, par value					$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series C Preferred Stock [Member]
Preferred stock, shares authorized					41,000,000
Preferred stock, par value					$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series X Preferred Stock [Member]
Preferred stock, shares authorized					1,000,000
Preferred stock, par value					$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized					35,800,000
Preferred stock, par value												$ 0.0001
Preferred stock voting rights					Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.							Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party.